                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Real Estate Securities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Nareit Equity Index and the S&P 500 Index from 6/30/94 through 12/31/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                 VAN KAMPEN REAL ESTATE
                                                     SECURITIES FUND           NAREIT EQUITY INDEX            S&P 500 INDEX
                                                 ----------------------        -------------------            -------------
6/94                                                       9527                       10000                       10000
                                                           9340                        9795                       10489
12/94                                                      9442                        9797                       10487
                                                           9328                        9780                       11508
                                                           9760                       10356                       12607
                                                          10345                       10843                       13609
12/95                                                     10733                       11293                       14429
                                                          10985                       11550                       15203
                                                          11609                       12063                       15885
                                                          12501                       12853                       16376
12/96                                                     15007                       15275                       17741
                                                          15031                       15382                       18217
                                                          15936                       16147                       21397
                                                          17798                       18055                       23000
12/97                                                     18107                       18370                       23660
                                                          17902                       18284                       26960
                                                          17214                       17446                       27850
                                                          15601                       15610                       25080
12/98                                                     15936                       15155                       30421
                                                          15271                       14424                       31941
                                                          17235                       15879                       34192
                                                          15687                       14602                       32055
12/99                                                     15434                       14455                       36825
                                                          15756                       14801                       37670
                                                          17616                       16360                       36669
                                                          19275                       17611                       36314
12/00                                                     19838                       18266                       33472
                                                          19581                       18338                       29504
                                                          21264                       20357                       31231
                                                          20545                       19824                       26647
12/01                                                     21537                       20811                       29494
                                                          23204                       22530                       29575
                                                          23771                       23657                       25613
                                                          21271                       21516                       21188
12/02                                                     21301                       21604                       22975
                                                          21458                       21748                       22251
                                                          24302                       24601                       25678
                                                          26928                       26930                       26357
12/03                                                     29088                       29600                       29566

Index data source: Thompson Financial

AVERAGE ANNUAL TOTAL RETURNS

                               A SHARES                B SHARES                C SHARES
                             since 6/9/94            since 6/9/94            since 6/9/94
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           12.41%      11.84%      11.87%      11.87%      11.60%      11.60%

5-year                    12.79       11.69       11.94       11.75       11.97       11.97

1-year                    36.56       30.07       35.57       31.57       35.74       34.74
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception return for Class B shares reflects its conversion into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Certain non-recurring payments were made to Class C Shares, resulting in an increase to the one-year total return of 0.05%. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The NAREIT Equity Index is generally representative of the general performance of a broad range of equity REITs of all property types. The S&P 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Real Estate Securities Fund is managed by the subadviser's Real Estate team.(1) Current members include Theodore R. Bigman and Douglas A. Funke, Managing Directors of the subadviser.

MARKET CONDITIONS

The U.S. equity market during the 12 months ended December 31, 2003, performed strongly in response to positive indicators from the economy, the corporate sector and the geopolitical climate. Within the economy, stimulative fiscal and monetary policy resulted in multi-decade lows in both taxes (income and capital gains) and interest rates. Low interest rates were especially beneficial for the corporate sector, which enjoyed rising earnings and upward revisions of earnings estimates. U.S. companies also benefited from low inventories, which generally indicated great upside potential, particularly in the industrial sector. Growth in capital spending and compressing spreads on corporate debt were also positive drivers for corporate health. Globally, the completion of major combat in Iraq, coupled with a general sense of falling risk and the falling dollar, further boosted U.S. equities.

Against this backdrop, real-estate equities enjoyed strong performance. The sector drew large cash inflows in both the private and public markets as institutional and individual investors alike sought to diversify their portfolios. Attractive dividend yields were an additional incentive for investors in REITs given the historically low level of income available from other securities. The sector's performance was enhanced by a favorable supply and demand dynamic, which matched a relatively modest level of issuance against very strong demand. The REIT sector, as measured by the NAREIT Equity Index, ended the period with stocks selling at a premium to their underlying private market values.

While REIT stocks performed admirably, the sector's underlying fundamentals remained somewhat lackluster. Real estate has historically lagged other segments of the economy during periods of both growth and contraction. The current cycle has held to that pattern, with real-estate fundamentals remaining generally poor relative to the rest of the economy. The one exception was retail, which benefited from the ongoing strength of consumer spending. The end user for most retail landlords tends to be a publicly traded retailer; these companies generate growth through new stores, which in turn provide support for leases on new and existing properties.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund underperformed one of its benchmarks, the NAREIT Equity Index, and outperformed its other benchmark, the Standard & Poor's 500 Index. (See table below.) The fund benefited from strong stock selection in the troubled office sector, where we emphasized major urban office centers. These properties generally have longer leases than do suburban properties, and as a result tend to have more steady cash flow during periods of lower demand such as we saw during the period. The fund's performance was also supported by stock selection in the hotel sector. Our process focuses on finding stocks that trade at an attractive price relative to their underlying asset values. In the hotel sector, this approach led us to build an above-benchmark position in full-service, urban hotel properties. These stocks had the combined appeal of being especially cheap relative to their underlying real estate value and positioned to benefit rapidly from any increase in business travel. Our selections in the office and hotel sectors both strongly outperformed their peers, and contributed to the fund's performance.

Our strategy within the retail sector had mixed results. Our primary approach was to emphasize malls over open-air shopping centers because lack of local competition enables malls to command more of a premium. We were also concerned about the ongoing impact of Wal-Mart on the retailers that have traditionally occupied open-air shopping centers. While the fund's mall-stock holdings did outperform the open-air sector, and thus added to performance, our decision to underweight open-air stocks was detrimental given the retail sector's general outperformance relative to other parts of the REIT market.

The fund's performance was hampered by our decision to overweight the apartment sector. We believed that the sector was well-positioned for significant cash-flow growth in the event of an economic upturn, which would spur job growth. We also believed that the apartment sector was trading at prices that were attractive relative to private market values. Unfortunately, employment growth lagged other segments of the economy, and the apartment sector suffered as a result.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------
                                    NAREIT EQUITY   STANDARD & POOR'S
      CLASS A   CLASS B   CLASS C       INDEX           500 INDEX

      36.56%    35.57%    35.74%       37.13%            28.67%
---------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

We will continue to follow our time-tested investment philosophy, seeking to invest in public real estate companies, real estate investment trusts and real estate operating companies that we believe offer the best value to their underlying assets and growth prospects.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/03              TOP 10 INDUSTRIES AS OF 12/31/03
Simon Property Group Inc       7.8%         Office                         22.4%
Brookfield Properties Corp     6.1          Retail Regional Malls          21.7
Avalonbay Communities Inc      6.0          Residential Apartments         20.6
Archstone-Smith Trust          5.5          Lodging/Resorts                11.6
Starwood Hotels & Resorts                   Industrial                      7.7
Worldwide Inc                  5.0          Self Storage                    6.6
Rouse Co                       4.8          Retail Strip Centers            3.6
Equity Office Properties Trust 4.5          Diversified                     2.7
Public Storage Inc             4.1          Other                           1.0
Boston Properties Inc          4.0          Residential Manufactured Homes  1.0
ProLogis Trust                 3.9

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
COMMON AND PREFERRED STOCKS  95.8%
DIVERSIFIED  2.5%
FrontLine Capital Group (a) (b).............................    185,000   $          0
Vornado Realty Trust........................................    198,500     10,867,875
                                                                          ------------
                                                                            10,867,875
                                                                          ------------
HEALTHCARE  0.6%
Nationwide Health Properties, Inc. .........................     46,296        905,087
Ventas, Inc. ...............................................     78,800      1,733,600
                                                                          ------------
                                                                             2,638,687
                                                                          ------------
INDUSTRIAL  7.3%
AMB Property Corp. .........................................    470,700     15,476,616
ProLogis Trust..............................................    497,713     15,971,610
                                                                          ------------
                                                                            31,448,226
                                                                          ------------
LODGING/RESORTS  11.2%
FelCor Lodging Trust, Inc. (a)..............................    112,700      1,248,716
Hilton Hotels Corp. ........................................    599,500     10,269,435
Host Marriott Corp. (a).....................................  1,208,200     14,885,024
Innkeepers USA Trust........................................     42,500        355,725
Interstate Hotels & Resorts, Inc. (a).......................     12,198         65,259
La Quinta Corp. (a).........................................     37,400        239,734
Starwood Hotels & Resorts Worldwide, Inc. ..................    565,728     20,349,236
Wyndham International, Inc., Class A (a)....................    572,598        383,641
                                                                          ------------
                                                                            47,796,770
                                                                          ------------
OFFICE  21.5%
Arden Realty, Inc. .........................................    515,500     15,640,270
Beacon Capital Partners, Inc. (a) (b).......................    177,900        803,601
Beacon Capital Partners, Wyndham International, Inc. (a)
  (b).......................................................     33,912      2,043,355
Beacon Capital Partners, Wyndham Series II (a) (b)..........     18,312      1,158,668
Boston Properties, Inc. ....................................    340,900     16,427,971
Brookfield Properties Corp. (Canada)........................    873,989     25,083,484
Equity Office Properties Trust..............................    641,982     18,392,784
Mack-Cali Realty Corp. .....................................     76,200      3,171,444
PS Business Parks, Inc. ....................................     13,700        565,262
Reckson Associates Realty Corp. ............................    191,300      4,648,590
SL Green Realty Corp. ......................................     80,450      3,302,472
Trizec Properties, Inc. ....................................     36,350        559,790
                                                                          ------------
                                                                            91,797,691
                                                                          ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
OTHER  1.0%
Atlantic Gulf Communities Corp. (a) (b).....................    131,004   $          0
Atlantic Gulf Communities Corp.--Convertible Preferred Ser B
  (a) (b)...................................................     30,570              0
Atlantic Gulf Communities Corp.--Preferred Ser B,
  144A--Private Placement (a) (b) (c).......................     43,609              0
Atlantic Gulf Communities Corp.--Warrants 20,380 shares of
  each Class B and C expiring 06/23/04 (a) (b)..............     40,760              0
Atlantic Gulf Communities Corp.--Warrants 39,121 shares of
  each Class A, B and C expiring 06/23/04 (a) (b)...........    117,363              0
Broadreach Group Ltd. (a) (b)...............................     15,739         15,739
Brookfield Homes Corp. .....................................     15,617        402,450
Correctional Properties Trust...............................     53,600      1,543,680
Wellsford Real Properties, Inc. (a).........................    117,050      2,177,130
                                                                          ------------
                                                                             4,138,999
                                                                          ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  0.4%
St Joe Co. .................................................     46,200      1,722,798
                                                                          ------------

RESIDENTIAL APARTMENTS  19.8%
Amli Residential Properties Trust...........................    174,300      4,671,240
Apartment Investment & Management Co., Class A..............    301,900     10,415,550
Archstone-Smith Trust.......................................    800,100     22,386,798
Avalonbay Communities, Inc. ................................    511,600     24,454,480
Equity Residential Properties Trust.........................    392,198     11,573,763
Essex Property Trust, Inc. .................................    133,600      8,579,792
Post Properties, Inc. ......................................     78,600      2,194,512
Summit Properties, Inc. ....................................     10,530        252,931
                                                                          ------------
                                                                            84,529,066
                                                                          ------------
RESIDENTIAL MANUFACTURED HOMES  1.0%
Manufactured Home Communities, Inc. ........................    110,700      4,167,855
                                                                          ------------

RETAIL REGIONAL MALLS  20.8%
Forest City Enterprises, Inc. ..............................     59,000      2,803,090
General Growth Properties, Inc. ............................    497,100     13,794,525
Heritage Property Investment Trust..........................     14,800        421,060
Macerich Co. ...............................................     41,800      1,860,100
Regency Centers Corp. ......................................    245,800      9,795,130
Rouse Co. ..................................................    414,100     19,462,700
Simon Property Group, Inc. .................................    687,500     31,858,750
Taubman Centers, Inc. ......................................    441,445      9,093,767
                                                                          ------------
                                                                            89,089,122
                                                                          ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
RETAIL STRIP CENTERS  3.4%
Chelsea Property Group, Inc. ...............................      2,800   $    153,468
Federal Realty Investment Trust.............................    372,200     14,288,758
Pan Pacific Retail Properties, Inc. ........................      2,200        104,830
                                                                          ------------
                                                                            14,547,056
                                                                          ------------
SELF STORAGE  6.3%
Public Storage, Inc. .......................................    383,474     16,638,937
Shurgard Storage Centers, Inc., Class A.....................    271,900     10,237,035
                                                                          ------------
                                                                            26,875,972
                                                                          ------------

TOTAL COMMON AND PREFERRED STOCKS  95.8%...............................    409,620,117
                                                                          ------------

INVESTMENT COMPANY  0.0%
Cabot Industrial Value Fund (b)........................................         95,000
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  95.8%
  (Cost $303,389,127)..................................................    409,715,117

REPURCHASE AGREEMENT  4.2%
BankAmerica Securities ($17,910,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 12/31/03, to be sold on 01/02/04 at $17,910,876)
  (Cost $17,910,000)...................................................     17,910,000
                                                                          ------------

TOTAL INVESTMENTS  100.0%
  (Cost $321,299,127)..................................................    427,625,117
OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%............................        131,079
                                                                          ------------

NET ASSETS  100.0%.....................................................   $427,756,196
                                                                          ============

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Security valued at fair value-see note 1-A to financial statements.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

 8                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $321,299,127).......................  $427,625,117
Receivables:
  Dividends.................................................     2,504,908
  Fund Shares Sold..........................................     1,015,222
  Interest..................................................           438
Other.......................................................        80,877
                                                              ------------
    Total Assets............................................   431,226,562
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,648,436
  Fund Shares Repurchased...................................       803,325
  Distributor and Affiliates................................       439,089
  Investment Advisory Fee...................................       287,495
  Custodian Bank............................................        72,365
Accrued Expenses............................................       113,665
Trustees' Deferred Compensation and Retirement Plans........       105,991
                                                              ------------
    Total Liabilities.......................................     3,470,366
                                                              ------------
NET ASSETS..................................................  $427,756,196
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $320,516,231
Net Unrealized Appreciation.................................   106,325,990
Accumulated Net Realized Gain...............................       786,565
Accumulated Undistributed Net Investment Income.............       127,410
                                                              ------------
NET ASSETS..................................................  $427,756,196
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $276,525,506 and 15,307,814 shares of
    beneficial interest issued and outstanding).............  $      18.06
    Maximum sales charge (4.75%* of offering price).........           .90
                                                              ------------
    Maximum offering price to public........................  $      18.96
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $96,988,043 and 5,363,810 shares of
    beneficial interest issued and outstanding).............  $      18.08
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $54,242,647 and 2,996,431 shares of
    beneficial interest issued and outstanding).............  $      18.10
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                              9

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $63,917).....  $ 15,072,572
Interest....................................................       128,119
                                                              ------------
    Total Income............................................    15,200,691
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,743,134
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $609,048, $838,639 and $432,439,
  respectively).............................................     1,880,126
Shareholder Services........................................     1,075,233
Custody.....................................................        39,867
Legal.......................................................        35,452
Trustees' Fees and Related Expenses.........................        19,916
Other.......................................................       321,190
                                                              ------------
    Total Expenses..........................................     7,114,918
    Investment Advisory Fee Reduction.......................       365,803
    Less Credits Earned on Cash Balances....................         1,530
                                                              ------------
    Net Expenses............................................     6,747,585
                                                              ------------
NET INVESTMENT INCOME.......................................  $  8,453,106
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  7,099,606
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     4,704,930
  End of the Period.........................................   106,325,990
                                                              ------------
Net Unrealized Appreciation During the Period...............   101,621,060
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $108,720,666
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $117,173,772
                                                              ============

 10                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $   8,453,106        $   7,109,032
Net Realized Gain/Loss...............................        7,099,606             (826,775)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      101,621,060          (16,120,664)
                                                         -------------        -------------
Change in Net Assets from Operations.................      117,173,772           (9,838,407)
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares.....................................       (6,795,226)          (5,437,613)
  Class B Shares.....................................       (1,742,665)          (1,448,373)
  Class C Shares.....................................         (957,835)            (886,081)
                                                         -------------        -------------
                                                            (9,495,726)          (7,772,067)
                                                         -------------        -------------

Distributions from Net Realized Gain:
  Class A Shares.....................................         (842,850)            (768,787)
  Class B Shares.....................................         (304,540)            (279,225)
  Class C Shares.....................................         (170,140)            (162,483)
                                                         -------------        -------------
                                                            (1,317,530)          (1,210,495)
                                                         -------------        -------------
Total Distributions..................................      (10,813,256)          (8,982,562)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      106,360,516          (18,820,969)
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      228,317,289          244,024,913
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................        9,436,714            7,780,587
Cost of Shares Repurchased...........................     (248,073,317)        (167,022,505)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      (10,319,314)          84,782,995
                                                         -------------        -------------
TOTAL INCREASE IN NET ASSETS.........................       96,041,202           65,962,026
NET ASSETS:
Beginning of the Period..............................      331,714,994          265,752,968
                                                         -------------        -------------
End of the Period (Including accumulated
  undistributed net investment income of $127,410 and
  $1,117,267, respectively)..........................    $ 427,756,196        $ 331,714,994
                                                         =============        =============

See Notes to Financial Statements                                             11

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED DECEMBER 31,
CLASS A SHARES                              --------------------------------------------------------
                                            2003 (a)    2002 (a)    2001 (a)    2000 (a)    1999 (a)
                                            --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................   $13.64      $14.21      $13.49      $10.84      $11.58
                                             ------      ------      ------      ------      ------
  Net Investment Income...................      .39         .36         .39         .49         .40
  Net Realized and Unrealized Gain/Loss...     4.54        (.50)        .74        2.56        (.76)
                                             ------      ------      ------      ------      ------
Total from Investment Operations..........     4.93        (.14)       1.13        3.05        (.36)
                                             ------      ------      ------      ------      ------
Less:
  Distributions from Net Investment
    Income................................      .45         .38         .41         .40         .38
  Distributions from Net Realized Gain....      .06         .05         -0-         -0-         -0-
                                             ------      ------      ------      ------      ------
Total Distributions.......................      .51         .43         .41         .40         .38
                                             ------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE PERIOD........   $18.06      $13.64      $14.21      $13.49      $10.84
                                             ======      ======      ======      ======      ======

Total Return (b)*.........................   36.56%      -1.09%       8.56%      28.53%      -3.15%
Net Assets at End of the Period (In
  millions)...............................   $276.5      $210.6      $154.5      $114.8      $ 52.8
Ratio of Expenses to Average Net
  Assets*.................................    1.55%       1.55%       1.55%       1.55%       1.68%
Ratio of Net Investment Income to Average
  Net Assets*.............................    2.49%       2.53%       2.84%       4.05%       3.53%
Portfolio Turnover........................      22%         28%         38%         34%         46%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................    1.65%       1.63%       1.67%       1.63%       1.94%
   Ratio of Net Investment Income to
     Average Net Assets...................    2.39%       2.45%       2.72%       3.97%       3.26%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 12                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED DECEMBER 31,
CLASS B SHARES                              --------------------------------------------------------
                                            2003 (a)    2002 (a)    2001 (a)    2000 (a)    1999 (a)
                                            --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................   $13.65      $14.22      $13.50      $10.84      $11.57
                                             ------      ------      ------      ------      ------
  Net Investment Income...................      .28         .24         .28         .40         .29
  Net Realized and Unrealized Gain/Loss...     4.54        (.50)        .76        2.56        (.74)
                                             ------      ------      ------      ------      ------
Total from Investment Operations..........     4.82        (.26)       1.04        2.96        (.45)
                                             ------      ------      ------      ------      ------
Less:
  Distributions from Net Investment
    Income................................      .33         .26         .32         .30         .28
  Distributions from Net Realized Gain....      .06         .05         -0-         -0-         -0-
                                             ------      ------      ------      ------      ------
Total Distributions.......................      .39         .31         .32         .30         .28
                                             ------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE PERIOD........   $18.08      $13.65      $14.22      $13.50      $10.84
                                             ======      ======      ======      ======      ======

Total Return (b)*.........................   35.57%      -1.86%       7.80%      27.63%      -3.98%
Net Assets at End of the Period (In
  millions)...............................   $ 97.0      $ 76.9      $ 68.8      $ 58.6      $ 53.8
Ratio of Expenses to Average Net
  Assets*.................................    2.30%       2.30%       2.30%       2.30%       2.46%
Ratio of Net Investment Income to Average
  Net Assets*.............................    1.77%       1.68%       2.04%       3.30%       2.52%
Portfolio Turnover........................      22%         28%         38%         34%         46%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................    2.40%       2.38%       2.42%       2.38%       2.72%
   Ratio of Net Investment Income to
     Average Net Assets...................    1.67%       1.60%       1.92%       3.22%       2.26%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             13

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED DECEMBER 31,
CLASS C SHARES                             --------------------------------------------------------
                                           2003 (a)    2002 (a)    2001 (a)    2000 (a)    1999 (a)
                                           --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $ 13.64      $14.21      $13.49      $10.84      $11.57
                                           -------      ------      ------      ------      ------
  Net Investment Income..................      .29         .24         .29         .40         .29
  Net Realized and Unrealized
    Gain/Loss............................     4.56        (.50)        .75        2.55        (.74)
                                           -------      ------      ------      ------      ------
Total from Investment Operations.........     4.85        (.26)       1.04        2.95        (.45)
                                           -------      ------      ------      ------      ------
Less:
  Distributions from Net Investment
    Income...............................      .33         .26         .32         .30         .28
  Distributions from Net Realized Gain...      .06         .05         -0-         -0-         -0-
                                           -------      ------      ------      ------      ------
Total Distributions......................      .39         .31         .32         .30         .28
                                           -------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE PERIOD.......  $ 18.10      $13.64      $14.21      $13.49      $10.84
                                           =======      ======      ======      ======      ======

Total Return (b)*........................   35.74%(c)   -1.86%       7.80%      27.53%      -3.89%
Net Assets at End of the Period (In
  millions)..............................  $  54.2      $ 44.2      $ 42.5      $ 28.7      $ 16.9
Ratio of Expenses to Average Net
  Assets*................................    2.23%(c)    2.30%       2.30%       2.30%       2.46%
Ratio of Net Investment Income to Average
  Net Assets*............................    1.90%(c)    1.64%       2.13%       3.30%       2.60%
Portfolio Turnover.......................      22%         28%         38%         34%         46%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets..............................    2.33%(c)    2.38%       2.42%       2.38%       2.72%
   Ratio of Net Investment Income to
     Average Net Assets..................    1.80%(c)    1.56%       2.01%       3.22%       2.33%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Ratio of Expenses to Average Net Assets of .07%, an increase to the Ratio of Net Investment Income to Average Net Assets of .11% and an increase to Total Return of .05%.

 14                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Real Estate Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund's investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp., merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $323,778,084
                                                              ============
Gross tax unrealized appreciation...........................  $110,253,924
Gross tax unrealized depreciation...........................    (6,406,891)
                                                              ------------
Net tax unrealized appreciation on investments..............  $103,847,033
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The Fund may distribute any return of capital it receives from the Real Estate Investment Trusts (the "REITs") in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                 2003           2002
Distribution paid from:
  Ordinary Income...........................................  $10,763,563    $7,772,067
  Long-term capital gain....................................       49,693     1,210,495
                                                              -----------    ----------
                                                              $10,813,256    $8,982,562
                                                              ===========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax basis difference relating to the Fund's investment in other regulated investment companies totaling $11,983 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Additionally, a permanent book and tax differences relating to expenses which are not deductible for tax purposes totaling $40,780 was reclassified from undistributed net investment income to capital.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,433,444
Undistributed long-term capital gain........................   2,063,677

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Fund's custody fee was reduced by $1,530 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     1.00%
Next $500 million...........................................      .95%
Over $1 billion.............................................      .90%

    For the year ended December 31, 2003, the Adviser voluntarily waived $365,803 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Fund recognized expenses of approximately $35,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each Fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $32,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $852,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $62,216 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $207,193,369, $73,642,368, and
$39,680,494 for Classes A, B, and C, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   13,125,372    $ 200,977,442
  Class B...................................................    1,020,049       16,022,137
  Class C...................................................      712,890       11,317,710
                                                              -----------    -------------
Total Sales.................................................   14,858,311    $ 228,317,289
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      415,470    $   6,741,553
  Class B...................................................      108,044        1,778,655
  Class C...................................................       55,607          916,506
                                                              -----------    -------------
Total Dividend Reinvestment.................................      579,121    $   9,436,714
                                                              ===========    =============
Repurchases:
  Class A...................................................  (13,670,473)   $(211,505,904)
  Class B...................................................   (1,397,112)     (21,404,743)
  Class C...................................................   (1,010,344)     (15,162,670)
                                                              -----------    -------------
Total Repurchases...........................................  (16,077,929)   $(248,073,317)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    At December 31, 2002, capital aggregated $211,006,642, $77,255,566 and
$42,614,117 for Classes A, B, and C, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   12,710,765    $ 182,585,800
  Class B...................................................    2,669,995       38,735,951
  Class C...................................................    1,562,834       22,703,162
                                                              -----------    -------------
Total Sales.................................................   16,943,594    $ 244,024,913
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      390,627    $   5,527,267
  Class B...................................................      102,181        1,438,684
  Class C...................................................       57,762          814,636
                                                              -----------    -------------
Total Dividend Reinvestment.................................      550,570    $   7,780,587
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,533,534)   $(119,829,799)
  Class B...................................................   (1,976,100)     (27,793,632)
  Class C...................................................   (1,370,330)     (19,399,074)
                                                              -----------    -------------
Total Repurchases...........................................  (11,879,964)   $(167,022,505)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended December 31, 2003 and 2002, 43,189 and 73,934 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended December 31, 2003 and 2002, 7 and 0 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended December 31, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $172,000 and CDSC on the redeemed shares of approximately $178,400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $77,969,731 and $92,465,578, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,849,400 and $700 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended December 31, 2003 are payments retained by Van Kampen of approximately $748,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $93,700.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

6. UNFUNDED COMMITMENTS

Subject to the terms of a Subscription Agreement between the Fund and Cabot Industrial Value Fund, Inc., the Fund has made a subscription commitment of $2,000,000, for which it will receive 4,000 shares of common stock. As of December 31, 2003, Cabot Industrial Value Fund, Inc. has drawn down $95,000, which represents 4.75% of this commitment. Additionally, the Fund has entered into a Subscription Agreement with Broadreach Capital Partners. The terms of the agreement has a subscription commitment of $3,200,000, for which the Fund will receive 3,200,000 shares of common stock. As of December 31, 2003, Broadreach Capital Partners has drawn down $15,739, which represents 0.49% of this commitment.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Real Estate Securities
Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Real Estate Securities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Real Estate Securities Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN REAL ESTATE SECURITIES FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distribution paid by the Fund during its taxable year ended December 31, 2003. The Fund designated and paid $49,693 as a 15% long-term capital gain distribution. In January, the Fund provided tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1994  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (63)             Trustee      Trustee     President of CAC, llc., a      88       Trustee/Director/Managing
CAC, llc.                                  since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of Stericycle,
San Diego, CA 92122-6223                               services. Prior to July                 Inc., TheraSense, Inc.,
                                                       2000, Managing Partner of               Ventana Medical Systems,
                                                       Equity Group Corporate                  Inc., GATX Corporation
                                                       Investment (EGI), a                     and Trustee of The
                                                       company that makes                      Scripps Research
                                                       private investments in                  Institute and the
                                                       other companies.                        University of Chicago
                                                                                               Hospitals and Health
                                                                                               Systems. Prior to January
                                                                                               2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Vice
                                                                                               Chairman and Director of
                                                                                               Anixter International,
                                                                                               Inc. and IMC Global Inc.
                                                                                               Prior to July 2000,
                                                                                               Director of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 1995  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, P.H.D.    Trustee      Trustee     Currently with Paladin         86       Trustee/Director/Managing
(62)                                       since 1999  Capital Group-Paladin                   General Partner of funds
2001 Pennsylvania Avenue                               Homeland Security Fund                  in the Fund Complex.
Suite 400                                              since November 2003.                    Director of Neurogen
Washington, DC 20006                                   Previously, Chief                       Corporation, a
                                                       Communications Officer of               pharmaceutical company,
                                                       the National Academy of                 since January 1998.
                                                       Sciences/National
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and Chief Operating
                                                       Officer from 1993 to
                                                       2001. Director of the
                                                       Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Adviser and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Adviser and Van Kampen Advisors Inc. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Adviser. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Adviser. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Adviser
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Adviser and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Adviser and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Adviser. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (65)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (47)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the Adviser,
New York, NY 10020                                                 Van Kampen Advisors Inc., the Distributor, Investor Services
                                                                   and certain other subsidiaries of Van Kampen Investments.
                                                                   Managing Director and General Counsel-Mutual Funds of Morgan
                                                                   Stanley Investment Advisors, Inc. Vice President and
                                                                   Secretary of funds in the Fund Complex. Prior to July 2001,
                                                                   Managing Director, General Counsel, Secretary and Director
                                                                   of Van Kampen Investments, the Adviser, the Distributor,
                                                                   Investor Services, and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to December 2000, Executive Vice
                                                                   President, General Counsel, Secretary and Director of Van
                                                                   Kampen Investments, the Adviser, Van Kampen Advisors Inc.,
                                                                   the Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to January
                                                                   1999, Vice President and Associate General Counsel to New
                                                                   York Life Insurance Company ("New York Life"), and prior to
                                                                   March 1997, Associate General Counsel of New York Life.
                                                                   Prior to December 1993, Assistant General Counsel of The
                                                                   Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                                                   Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                                   Attorney at the Securities and Exchange Commission, Division
                                                                   of Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Adviser and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 89, 189, 289
                                                 REAL ANR 2/04 13566B04-AP-2/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)

         (1)   The Fund's Code of Ethics is attached hereto as Exhibit 10A.
         (2)   Not applicable.
         (3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:


           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $22,630               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $93,000(2)
                        TAX FEES...................         $1,370(3)             $163,414(4)
                        ALL OTHER FEES...........           $0                    $341,775(5)
              TOTAL NON-AUDIT FEES..........                $1,370                $598,189

              TOTAL..............................           $24,000               $598,189


           2002
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $21,550               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $0                    $179,000(2)
                        TAX FEES..................          $1,300(3)             $0
                        ALL OTHER FEES...........           $0                    $595,150(6)
              TOTAL NON-AUDIT FEES.........                 $1,300                $774,150

              TOTAL..............................           $22,850               $774,150


              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                          AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------
1 This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

2 Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

         -        Statutory audits or financial audits for the Fund

         - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters

         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

         - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)

         -        Due diligence services pertaining to potential fund mergers

         - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations

         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard- setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)

         - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)

         - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act

         - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

         -        U.S. federal, state and local tax planning and advice

         -        U.S. federal, state and local tax compliance

         -        International tax planning and advice

         -        International tax compliance

         - Review of federal, state, local and international income, franchise, and other tax returns

         -        Identification of Passive Foreign Investment Companies

         - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.

         -        Domestic and foreign tax planning, compliance, and advice

         - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies

         - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)

         - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.

Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

         - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

         - Bookkeeping or other services related to the accounting records or financial statements of the audit client

         -        Financial information systems design and implementation

         - Appraisal or valuation services, fairness opinions or contribution-in-kind reports

         -        Actuarial services

         -        Internal audit outsourcing services

         -        Management functions

         -        Human resources

         - Broker-dealer, investment adviser or investment banking services

         -        Legal services

         -        Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         -        Van Kampen Investments, Inc.

         -        Van Kampen Investment Advisory Corporation

         -        Van Kampen Asset Management Inc.

         -        Van Kampen Advisors Inc.

         -        Van Kampen Funds Inc.

         -        Van Kampen Trust Company

         -        Van Kampen Investor Services Inc.

         -        Van Kampen Management Inc.

         -        Morgan Stanley Investment Management Inc.

         -        Morgan Stanley Investments LP

         -        Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund
             --------------------------------------


By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004